Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current		$ 88,179	$ 316,944
Deferred	124,058	197,892	356,090
Provision for income taxes	$ 124,058	$ 286,071	$ 673,034